VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
India—0.0%
Britannia Industries Ltd. 5.500%, 6/3/24	304INR	$4
Total Corporate Bonds and Notes (Identified Cost $4)		4

	Shares
Preferred Stock—4.4%
South Korea—4.4%
Samsung Electronics Co., Ltd.	112,522	7,364
Total Preferred Stock (Identified Cost $6,226)		7,364

Common Stocks—93.3%
Argentina—0.6%
MercadoLibre, Inc.(1)	600	935
Brazil—4.0%
Ambipar Participacoes e Empreendimentos S/A	136,600	1,241
B3 SA - Brasil Bolsa Balcao	723,648	2,437
Cia de Locacao das Americas	197,407	1,093
Magazine Luiza SA	236,900	1,007
StoneCo Ltd. Class A(1)	13,626	914
		6,692

China—41.1%
Aier Eye Hospital Group Co. Ltd. Class A	129,294	1,420
Alibaba Group Holding Ltd.(1)	387,100	10,968
A-Living Smart City Services Co. Ltd.	155,000	772
Anhui Conch Cement Co. Ltd. Class H	70,000	371
ANTA Sports Products Ltd.	51,000	1,201
Bank of Ningbo Co. Ltd. Class A	58,954	356
Chailease Holding Co. Ltd.	89,720	652
China Construction Bank Corp. Class H	734,000	578
China Lesso Group Holdings Ltd.	196,000	484
China Merchants Bank Co. Ltd. Class A	115,544	969
China Merchants Bank Co., Ltd. Class H	505,100	4,310
CIFI Holdings Group Co., Ltd.	690,000	539
CSPC Pharmaceutical Group Ltd.	274,800	398
	Shares	Value

China—continued
Double Medical Technology, Inc. Class A	47,200	$532
East Money Information Co. Ltd.	505,766	2,567
ENN Energy Holdings Ltd.	54,900	1,045
Foshan Haitian Flavouring & Food Co., Ltd. Class A	49,243	983
Gree Electric Appliances, Inc. of Zhuhai Class A	134,100	1,081
Hangzhou Tigermed Consulting Co. Ltd.	42,200	1,262
JD.com, Inc. Class A(1)	28,100	1,105
Jiangsu Hengli Hydraulic Co. Ltd. Class A	79,900	1,062
Kweichow Moutai Co. Ltd. Class A	3,200	1,019
Li Ning Co., Ltd.	112,500	1,374
Longfor Group Holdings Ltd.	141,500	793
LONGi Green Energy Technology Co. Ltd.	91,140	1,253
Luxshare Precision Industry Co., Ltd. Class A	1,004,130	7,149
Meituan Class B(1)	20,100	829
Midea Group Co. Ltd.	94,200	1,040
NetEase, Inc.	36,300	822
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	35,748	293
Ping An Insurance Group Co. of China Ltd. Class H	392,000	3,840
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	248,000	579
Shenzhou International Group Holdings Ltd.	20,600	520
Sino Biopharmaceutical Ltd.	282,500	277
Tencent Holdings Ltd.	162,300	12,208
Wuliangye Yibin Co., Ltd. Class A	26,855	1,238
Wuxi Biologics Cayman, Inc.(1)	67,500	1,237
Yealink Network Technology Corp. Ltd. Class A	35,935	466
Yihai International Holding Ltd.(1)	97,000	651
		68,243

Hong Kong—3.5%
AIA Group Ltd.	53,800	669
China Mengniu Dairy Co., Ltd.(1)	170,000	1,028
Hong Kong Exchanges & Clearing Ltd.	18,900	1,127
SITC International Holdings Co., Ltd.	270,000	1,128
	Shares	Value

Hong Kong—continued
SUNeVision Holdings Ltd.	686,000	$702
Techtronic Industries Co., Ltd.	70,500	1,231
		5,885

India—7.9%
Aarti Industries Ltd.	76,014	891
Asian Paints Ltd.	26,188	1,054
Atul Ltd.(1)	6,323	764
Bajaj Finserv Ltd.(1)	2,552	416
Britannia Industries Ltd.	10,478	514
Coromandel International Ltd.	92,616	1,123
HDFC Bank Ltd.	53,285	1,074
Hindustan Unilever Ltd.	14,046	467
Indraprastha Gas Ltd.	139,067	1,043
Infosys Ltd.	54,304	1,155
Ipca Laboratories Ltd.	38,744	1,056
Manappuram Finance Ltd.	182,000	413
Muthoot Finance Ltd.	20,073	400
Reliance Industries Ltd.	73,237	2,080
Tata Consultancy Services Ltd.	13,409	604
		13,054

Indonesia—0.6%
Bank Central Asia Tbk PT	446,100	927
Kazakhstan—0.7%
Kaspi.KZ JSC GDR	11,098	1,176
Netherlands—2.0%
ASM International NV	2,708	889
ASML Holding NV	1,480	1,017
Prosus NV(1)	5,092	498
Yandex N.V. Class A(1)	12,066	854
		3,258

Poland—0.6%
Dino Polska SA(1)	12,505	918
Russia—0.9%
LUKOIL PJSC Sponsored ADR	11,153	1,033
Polyus PJSC GDR	5,431	525
		1,558

Saudi Arabia—1.3%
Abdullah Al Othaim Markets Co.	16,408	543
Al Rajhi Bank	18,733	554
Saudi Arabian Oil Co.	107,268	1,004
		2,101

Singapore—1.8%
Keppel DC REIT	462,200	856
Mapletree Industrial Trust	437,800	921
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Singapore—continued
Sea Ltd. ADR(1)	4,139	$1,137
		2,914

South Africa—3.6%
AngloGold Ashanti Ltd.	43,362	806
Capitec Bank Holdings Ltd.	6,810	804
Clicks Group Ltd.	56,489	972
Gold Fields Ltd. Sponsored ADR	312,286	2,779
Naspers Ltd. Class N	3,318	697
		6,058

South Korea—4.8%
Coupang, Inc.(1)	27,019	1,130
Douzone Bizon Co., Ltd.	6,899	509
Hansol Chemical Co. Ltd.	2,780	606
Kakao Corp.	8,499	1,230
Macquarie Korea Infrastructure Fund	42,125	469
NAVER Corp.	2,682	994
NCSoft Corp.	913	665
NICE Information Service Co., Ltd.	30,455	679
Samsung Electronics Co., Ltd.	11,296	809
SK Hynix, Inc.	8,457	958
		8,049

Taiwan—10.3%
Accton Technology Corp.	70,000	830
ASMedia Technology, Inc.	14,000	676
ASPEED Technology, Inc.	15,000	1,082
E.Sun Financial Holding Co., Ltd.	1,125,022	1,062
Getac Technology Corp.	120,000	237
Lotes Co. Ltd.	44,000	922
MediaTek, Inc.	28,000	967
Micro-Star International Co. Ltd.	101,000	571
Parade Technologies Ltd.	18,000	895
Poya International Co. Ltd.(1)	26,000	507
Realtek Semiconductor Corp.	51,200	928
Sinbon Electronics Co., Ltd.	89,000	875
	Shares	Value

Taiwan—continued
Taiwan Semiconductor Manufacturing Co., Ltd.	109,000	$2,328
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	7,667	921
Taiwan Union Technology Corp.	62,000	259
Uni-President Enterprises Corp.	153,000	402
Unimicron Technology Corp.	220,000	1,018
Vanguard International Semiconductor Corp.	245,000	1,038
Voltronic Power Technology Corp.	21,350	1,031
Wiwynn Corp.	17,133	613
		17,162

Thailand—1.1%
Carabao Group PCL	147,800	653
Global Power Synergy PCL NVDR	405,500	924
Tisco Financial Group PCL	87,400	241
		1,818

United States—8.5%
Advanced Micro Devices, Inc.(1)	12,950	1,216
American Tower Corp.	3,501	946
Broadcom, Inc.	2,271	1,083
Equinix, Inc.	1,091	876
Fabrinet(1)	8,735	837
Lam Research Corp.	1,416	921
Monolithic Power Systems, Inc.	2,993	1,118
NVIDIA Corp.	1,542	1,234
Southern Copper Corp.	9,554	615
Teradyne, Inc.	39,159	5,246
		14,092

Total Common Stocks (Identified Cost $115,985)		154,840

Total Long-Term Investments—97.7% (Identified Cost $122,215)		162,208

	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	4,127,472	$4,127
Total Short-Term Investment (Identified Cost $4,127)		4,127

TOTAL INVESTMENTS—100.2% (Identified Cost $126,342)		$166,335
Other assets and liabilities, net—(0.2)%		(399)
NET ASSETS—100.0%		$165,936

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipts
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
INR	Indian Rupee

Country Weightings†
China	41%
United States	11
Taiwan	10
South Korea	9
India	8
Brazil	4
South Africa	4
Other	13
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$4	$—	$4
Equity Securities:
Common Stocks	154,840	154,840	—
Preferred Stock	7,364	7,364	—
Money Market Mutual Fund	4,127	4,127	—
Total Investments	$166,335	$166,331	$4
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ EMERGING MARKETS VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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